Average Annual Total Returns - Thrivent Small Cap Growth Portfolio	Class A 1 Year	Class A SinceInception(4/27/2018)	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes) SinceInception(4/27/2018)	S&P SmallCap 600® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Growth Index(reflects no deduction for fees, expenses or taxes) SinceInception(4/27/2018)
Total	55.38%	24.97%	34.63%	16.84%	19.60%	11.53%